UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              62

Form 13F Information Table Value Total:  $      658,717
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100   14,703   893,250 SH       DEFINED    1,2        893,250      0    0
ANADARKO PETE CORP           COM            032511107   31,561   360,900 SH       DEFINED    1,2        360,900      0    0
APACHE CORP                  COM            037411105    1,235    16,000     CALL DEFINED    1,2         16,000      0    0
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH 03938L104    2,606   200,000     CALL DEFINED    1,2        200,000      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   14,613   213,550 SH       DEFINED    1,2        213,550      0    0
BP PLC                       SPONSORED ADR  055622104    8,385   198,000     CALL DEFINED    1,2        198,000      0    0
CABOT OIL & GAS CORP         COM            127097103   24,797   366,771 SH       DEFINED    1,2        366,771      0    0
CAMECO CORP                  COM            13321L108    7,998   384,900 SH       DEFINED    1,2        384,900      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   10,171   156,000 SH       DEFINED    1,2        156,000      0    0
CENOVUS ENERGY INC           COM            15135U109   10,834   349,600 SH       DEFINED    1,2        349,600      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    5,903   289,200 SH       DEFINED    1,2        289,200      0    0
CHEVRON CORP NEW             COM            166764100    6,238    52,500 SH       DEFINED    1,2         52,500      0    0
CLIFFS NAT RES INC           COM            18683K101    3,280   172,550 SH       DEFINED    1,2        172,550      0    0
CONCHO RES INC               COM            20605P101   12,140   124,600 SH       DEFINED    1,2        124,600      0    0
CONSOL ENERGY INC            COM            20854P109    7,291   216,657 SH       DEFINED    1,2        216,657      0    0
DENBURY RES INC              COM NEW        247916208    7,620   408,600 SH       DEFINED    1,2        408,600      0    0
DEVON ENERGY CORP NEW        COM            25179M103    6,926   122,750 SH       DEFINED    1,2        122,750      0    0
DOW CHEM CO                  COM            260543103    7,939   249,350 SH       DEFINED    1,2        249,350      0    0
EMERALD OIL INC              COM NEW        29101U209    3,450   490,042 SH       DEFINED    1,2        490,042      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140      691    25,400 SH       DEFINED    1,2         25,400      0    0
ENI S P A                    SPONSORED ADR  26874R108    4,938   110,000 SH       DEFINED    1,2        110,000      0    0
ENSCO PLC                    SHS CLASS A    G3157S106    4,333    72,214 SH       DEFINED    1,2         72,214      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    5,680    36,830 SH       DEFINED    1,2         36,830      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   30,555   923,106 SH       DEFINED    1,2        923,106      0    0
GRAN TIERRA ENERGY INC       COM            38500T101    5,686   966,993 SH       DEFINED    1,2        966,993      0    0
GREEN PLAINS RENEWABLE ENERG COM            393222104    3,300   288,500 SH       DEFINED    1,2        288,500      0    0
HALLIBURTON CO               COM            406216101   18,979   469,650 SH       DEFINED    1,2        469,650      0    0
IMPERIAL OIL LTD             COM NEW        453038408   11,120   272,150 SH       DEFINED    1,2        272,150      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    5,095   185,750 SH       DEFINED    1,2        185,750      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   19,541   308,750 SH       DEFINED    1,2        308,750      0    0
MOLYCORP INC DEL             COM            608753109    3,941   757,900 SH       DEFINED    1,2        757,900      0    0
MOSAIC CO NEW                COM            61945C103   14,277   239,500 SH       DEFINED    1,2        239,500      0    0
NATIONAL OILWELL VARCO INC   COM            637071101    1,981    28,000     CALL DEFINED    1,2         28,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   19,189   271,228 SH       DEFINED    1,2        271,228      0    0
NEW GOLD INC CDA             COM            644535106    3,822   420,000 SH       DEFINED    1,2        420,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103    4,603   120,650 SH       DEFINED    1,2        120,650      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   18,472   235,700 SH       DEFINED    1,2        235,700      0    0
OCEANEERING INTL INC         COM            675232102   15,078   227,050 SH       DEFINED    1,2        227,050      0    0
PBF ENERGY INC               CL A           69318G106    4,672   125,700 SH       DEFINED    1,2        125,700      0    0
PDC ENERGY INC               COM            69327R101    2,912    58,750 SH       DEFINED    1,2         58,750      0    0
PEABODY ENERGY CORP          COM            704549104    8,508   402,280 SH       DEFINED    1,2        402,280      0    0
PHILLIPS 66                  COM            718546104    9,894   141,400 SH       DEFINED    1,2        141,400      0    0
PIONEER NAT RES CO           COM            723787107   34,125   274,645 SH       DEFINED    1,2        274,645      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    4,283 3,016,335 SH       DEFINED    1,2      3,016,335      0    0
RANGE RES CORP               COM            75281A109    6,208    76,600 SH       DEFINED    1,2         76,600      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   22,073   468,850 SH       DEFINED    1,2        468,850      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   15,915   244,250 SH       DEFINED    1,2        244,250      0    0
SCHLUMBERGER LTD             COM            806857108   15,668   209,217 SH       DEFINED    1,2        209,217      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506   39,655   500,000     PUT  DEFINED    1,2        500,000      0    0
SEMGROUP CORP                CL A           81663A105    4,404    85,150 SH       DEFINED    1,2         85,150      0    0
SILVER WHEATON CORP          COM            828336107   11,556   368,600 SH       DEFINED    1,2        368,600      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    9,343   250,750 SH       DEFINED    1,2        250,750      0    0
SPDR SERIES TRUST            S&P OILGAS EXP 78464A730   30,245   500,000     PUT  DEFINED    1,2        500,000      0    0
STATOIL ASA                  SPONSORED ADR  85771P102    5,627   228,550 SH       DEFINED    1,2        228,550      0    0
SUNCOR ENERGY INC NEW        COM            867224107   12,640   421,186 SH       DEFINED    1,2        421,186      0    0
TALISMAN ENERGY INC          COM            87425E103    8,803   718,600 SH       DEFINED    1,2        718,600      0    0
TALISMAN ENERGY INC          COM            87425E103    1,213    99,000     CALL DEFINED    1,2         99,000      0    0
TRIANGLE PETE CORP           COM NEW        89600B201    4,933   747,445 SH       DEFINED    1,2        747,445      0    0
TRONOX LTD                   SHS CL A       Q9235V101    5,557   280,500 SH       DEFINED    1,2        280,500      0    0
VALERO ENERGY CORP NEW       COM            91913Y100   12,917   283,950 SH       DEFINED    1,2        283,950      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    4,744   390,750 SH       DEFINED    1,2        390,750      0    0
YAMANA GOLD INC              COM            98462Y100    3,852   250,951 SH       DEFINED    1,2        250,951      0    0


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